Fair Value Measurements - Change in Redeemable Noncontrolling Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in Redeemable Noncontrolling Interests [Roll Forward]
Balance, beginning of period	$ 45,755	$ 38,624	$ 28,885
Addition to redeemable noncontrolling interest	277	826	9,409
Redemption of redeemable noncontrolling interest		3,562
Net income (loss) attributable to redeemable noncontrolling interests	(4,905)	(47,831)	1,371
Adjustment of the redeemable noncontrolling interest to fair value	108,296	74,194	2,349
Effect of foreign currency translation attributable to redeemable noncontrolling interest	2,555	(16,496)	(3,390)
Balance, end of period	$ 151,978	$ 45,755	$ 38,624